Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust II
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Supplement [Text Block]	cetftii_SupplementTextBlock
Supplement dated May 11, 2018
to the Prospectus and Summary Prospectus, each as supplemented (as applicable) of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus and Summary Prospectus Dated
Columbia Emerging Markets Consumer ETF	8/1/2017
Columbia India Consumer ETF	8/1/2017
Columbia India Infrastructure ETF	8/1/2017
Columbia India Small Cap ETF	8/1/2017
Effective immediately, the following changes are made in the Funds' Prospectus and each Fund's Summary Prospectus:
The third, fourth and fifth sentences in the first paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus and in each Fund's Summary Prospectus are hereby deleted and replaced with the following:
While the Fund has invested assets through a wholly owned subsidiary (the Subsidiary) located in the Republic of Mauritius (Mauritius), which in turn invested in Indian securities – a structure that enabled the Fund to obtain certain benefits under a tax treaty between Mauritius and India – the Fund expects, over time, to eliminate its investment in the Subsidiary in light of changes to such tax treaty. In light of this change, the Fund expects to correspondingly increase its direct investments in common shares traded on local exchanges, ADRs and GDRs.
The rest of the sections remains the same.
Effective immediately, Mauritius Subsidiary Risk and Treaty/Tax Risk-The India - Mauritius Tax Treaty under the caption "Principal Risks" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus and in each Fund's Summary Prospectus are hereby deleted and replaced with the following:
Mauritius Subsidiary Risk. General anti-avoidance rules (GAAR) have been enacted in India, the application of which could result in the Subsidiary not being entitled to the benefits of a tax treaty between Mauritius and India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the Subsidiary (and indirectly by the Fund). Further, the governments of India and Mauritius signed a protocol amending the India-Mauritius tax treaty, which will result in the imposition of Indian tax on gains resulting from the alienation of shares in an Indian company if the shares were acquired by the Subsidiary on or after April 1, 2017. Such gains on shares acquired from April 1, 2017 through March 31, 2019 will be taxed at 50% of the applicable Indian tax rate under certain circumstances, for which neither the Fund nor the Subsidiary expect to qualify. In light of the changes in the Mauritius-India tax treaty, the Fund expects, over time, to eliminate its investment in the Subsidiary. As such, the Fund expects to correspondingly increase its direct investments in common shares traded on local exchanges, ADRs and GDRs. Additionally, India has enacted a 10% tax on long-term capital gains resulting from the alienation of Indian shares after March 31, 2018, including such shares held in the Subsidiary, to the extent that such gains are not otherwise exempt or reduced under the Mauritius-India tax treaty. The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Treaty/Tax Risk — The India - Mauritius Tax Treaty. The Fund and the Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius have agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies acquired on or after April 1, 2017, which will result in higher taxes paid indirectly by the Fund and, therefore, lower returns for the Fund and its shareholders. Gains resulting from the alienation of shares acquired prior to April 1, 2017 will continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted general anti-avoidance rules, and a 10% tax on long-term capital gains resulting from the alienation of Indian shares after March 31, 2018, to the extent that such gains are not otherwise exempt or reduced under a tax treaty, which could result in the imposition by India of various additional taxes on Indian securities invested in by the Subsidiary and the Fund.
The rest of the sections remains the same.

Columbia Emerging Markets Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetftii_SupplementTextBlock
Supplement dated May 11, 2018
to the Prospectus and Summary Prospectus, each as supplemented (as applicable) of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus and Summary Prospectus Dated
Columbia Emerging Markets Consumer ETF	8/1/2017
Effective immediately, the following changes are made in the Funds' Prospectus and each Fund's Summary Prospectus:
The third, fourth and fifth sentences in the first paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus and in each Fund's Summary Prospectus are hereby deleted and replaced with the following:
While the Fund has invested assets through a wholly owned subsidiary (the Subsidiary) located in the Republic of Mauritius (Mauritius), which in turn invested in Indian securities – a structure that enabled the Fund to obtain certain benefits under a tax treaty between Mauritius and India – the Fund expects, over time, to eliminate its investment in the Subsidiary in light of changes to such tax treaty. In light of this change, the Fund expects to correspondingly increase its direct investments in common shares traded on local exchanges, ADRs and GDRs.
The rest of the sections remains the same.
Effective immediately, Mauritius Subsidiary Risk and Treaty/Tax Risk-The India - Mauritius Tax Treaty under the caption "Principal Risks" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus and in each Fund's Summary Prospectus are hereby deleted and replaced with the following:
Mauritius Subsidiary Risk. General anti-avoidance rules (GAAR) have been enacted in India, the application of which could result in the Subsidiary not being entitled to the benefits of a tax treaty between Mauritius and India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the Subsidiary (and indirectly by the Fund). Further, the governments of India and Mauritius signed a protocol amending the India-Mauritius tax treaty, which will result in the imposition of Indian tax on gains resulting from the alienation of shares in an Indian company if the shares were acquired by the Subsidiary on or after April 1, 2017. Such gains on shares acquired from April 1, 2017 through March 31, 2019 will be taxed at 50% of the applicable Indian tax rate under certain circumstances, for which neither the Fund nor the Subsidiary expect to qualify. In light of the changes in the Mauritius-India tax treaty, the Fund expects, over time, to eliminate its investment in the Subsidiary. As such, the Fund expects to correspondingly increase its direct investments in common shares traded on local exchanges, ADRs and GDRs. Additionally, India has enacted a 10% tax on long-term capital gains resulting from the alienation of Indian shares after March 31, 2018, including such shares held in the Subsidiary, to the extent that such gains are not otherwise exempt or reduced under the Mauritius-India tax treaty. The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Treaty/Tax Risk — The India - Mauritius Tax Treaty. The Fund and the Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius have agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies acquired on or after April 1, 2017, which will result in higher taxes paid indirectly by the Fund and, therefore, lower returns for the Fund and its shareholders. Gains resulting from the alienation of shares acquired prior to April 1, 2017 will continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted general anti-avoidance rules, and a 10% tax on long-term capital gains resulting from the alienation of Indian shares after March 31, 2018, to the extent that such gains are not otherwise exempt or reduced under a tax treaty, which could result in the imposition by India of various additional taxes on Indian securities invested in by the Subsidiary and the Fund.
The rest of the sections remains the same.

Columbia India Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetftii_SupplementTextBlock
Supplement dated May 11, 2018
to the Prospectus and Summary Prospectus, each as supplemented (as applicable) of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus and Summary Prospectus Dated
Columbia India Consumer ETF	8/1/2017
Effective immediately, the following changes are made in the Funds' Prospectus and each Fund's Summary Prospectus:
The third, fourth and fifth sentences in the first paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus and in each Fund's Summary Prospectus are hereby deleted and replaced with the following:
While the Fund has invested assets through a wholly owned subsidiary (the Subsidiary) located in the Republic of Mauritius (Mauritius), which in turn invested in Indian securities – a structure that enabled the Fund to obtain certain benefits under a tax treaty between Mauritius and India – the Fund expects, over time, to eliminate its investment in the Subsidiary in light of changes to such tax treaty. In light of this change, the Fund expects to correspondingly increase its direct investments in common shares traded on local exchanges, ADRs and GDRs.
The rest of the sections remains the same.
Effective immediately, Mauritius Subsidiary Risk and Treaty/Tax Risk-The India - Mauritius Tax Treaty under the caption "Principal Risks" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus and in each Fund's Summary Prospectus are hereby deleted and replaced with the following:
Mauritius Subsidiary Risk. General anti-avoidance rules (GAAR) have been enacted in India, the application of which could result in the Subsidiary not being entitled to the benefits of a tax treaty between Mauritius and India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the Subsidiary (and indirectly by the Fund). Further, the governments of India and Mauritius signed a protocol amending the India-Mauritius tax treaty, which will result in the imposition of Indian tax on gains resulting from the alienation of shares in an Indian company if the shares were acquired by the Subsidiary on or after April 1, 2017. Such gains on shares acquired from April 1, 2017 through March 31, 2019 will be taxed at 50% of the applicable Indian tax rate under certain circumstances, for which neither the Fund nor the Subsidiary expect to qualify. In light of the changes in the Mauritius-India tax treaty, the Fund expects, over time, to eliminate its investment in the Subsidiary. As such, the Fund expects to correspondingly increase its direct investments in common shares traded on local exchanges, ADRs and GDRs. Additionally, India has enacted a 10% tax on long-term capital gains resulting from the alienation of Indian shares after March 31, 2018, including such shares held in the Subsidiary, to the extent that such gains are not otherwise exempt or reduced under the Mauritius-India tax treaty. The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Treaty/Tax Risk — The India - Mauritius Tax Treaty. The Fund and the Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius have agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies acquired on or after April 1, 2017, which will result in higher taxes paid indirectly by the Fund and, therefore, lower returns for the Fund and its shareholders. Gains resulting from the alienation of shares acquired prior to April 1, 2017 will continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted general anti-avoidance rules, and a 10% tax on long-term capital gains resulting from the alienation of Indian shares after March 31, 2018, to the extent that such gains are not otherwise exempt or reduced under a tax treaty, which could result in the imposition by India of various additional taxes on Indian securities invested in by the Subsidiary and the Fund.
The rest of the sections remains the same.

Columbia India Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetftii_SupplementTextBlock
Supplement dated May 11, 2018
to the Prospectus and Summary Prospectus, each as supplemented (as applicable) of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus and Summary Prospectus Dated
Columbia India Infrastructure ETF	8/1/2017
Effective immediately, the following changes are made in the Funds' Prospectus and each Fund's Summary Prospectus:
The third, fourth and fifth sentences in the first paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus and in each Fund's Summary Prospectus are hereby deleted and replaced with the following:
While the Fund has invested assets through a wholly owned subsidiary (the Subsidiary) located in the Republic of Mauritius (Mauritius), which in turn invested in Indian securities – a structure that enabled the Fund to obtain certain benefits under a tax treaty between Mauritius and India – the Fund expects, over time, to eliminate its investment in the Subsidiary in light of changes to such tax treaty. In light of this change, the Fund expects to correspondingly increase its direct investments in common shares traded on local exchanges, ADRs and GDRs.
The rest of the sections remains the same.
Effective immediately, Mauritius Subsidiary Risk and Treaty/Tax Risk-The India - Mauritius Tax Treaty under the caption "Principal Risks" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus and in each Fund's Summary Prospectus are hereby deleted and replaced with the following:
Mauritius Subsidiary Risk. General anti-avoidance rules (GAAR) have been enacted in India, the application of which could result in the Subsidiary not being entitled to the benefits of a tax treaty between Mauritius and India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the Subsidiary (and indirectly by the Fund). Further, the governments of India and Mauritius signed a protocol amending the India-Mauritius tax treaty, which will result in the imposition of Indian tax on gains resulting from the alienation of shares in an Indian company if the shares were acquired by the Subsidiary on or after April 1, 2017. Such gains on shares acquired from April 1, 2017 through March 31, 2019 will be taxed at 50% of the applicable Indian tax rate under certain circumstances, for which neither the Fund nor the Subsidiary expect to qualify. In light of the changes in the Mauritius-India tax treaty, the Fund expects, over time, to eliminate its investment in the Subsidiary. As such, the Fund expects to correspondingly increase its direct investments in common shares traded on local exchanges, ADRs and GDRs. Additionally, India has enacted a 10% tax on long-term capital gains resulting from the alienation of Indian shares after March 31, 2018, including such shares held in the Subsidiary, to the extent that such gains are not otherwise exempt or reduced under the Mauritius-India tax treaty. The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Treaty/Tax Risk — The India - Mauritius Tax Treaty. The Fund and the Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius have agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies acquired on or after April 1, 2017, which will result in higher taxes paid indirectly by the Fund and, therefore, lower returns for the Fund and its shareholders. Gains resulting from the alienation of shares acquired prior to April 1, 2017 will continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted general anti-avoidance rules, and a 10% tax on long-term capital gains resulting from the alienation of Indian shares after March 31, 2018, to the extent that such gains are not otherwise exempt or reduced under a tax treaty, which could result in the imposition by India of various additional taxes on Indian securities invested in by the Subsidiary and the Fund.
The rest of the sections remains the same.

Columbia India Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetftii_SupplementTextBlock
Supplement dated May 11, 2018
to the Prospectus and Summary Prospectus, each as supplemented (as applicable) of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus and Summary Prospectus Dated
Columbia India Small Cap ETF	8/1/2017
Effective immediately, the following changes are made in the Funds' Prospectus and each Fund's Summary Prospectus:
The third, fourth and fifth sentences in the first paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus and in each Fund's Summary Prospectus are hereby deleted and replaced with the following:
While the Fund has invested assets through a wholly owned subsidiary (the Subsidiary) located in the Republic of Mauritius (Mauritius), which in turn invested in Indian securities – a structure that enabled the Fund to obtain certain benefits under a tax treaty between Mauritius and India – the Fund expects, over time, to eliminate its investment in the Subsidiary in light of changes to such tax treaty. In light of this change, the Fund expects to correspondingly increase its direct investments in common shares traded on local exchanges, ADRs and GDRs.
The rest of the sections remains the same.
Effective immediately, Mauritius Subsidiary Risk and Treaty/Tax Risk-The India - Mauritius Tax Treaty under the caption "Principal Risks" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus and in each Fund's Summary Prospectus are hereby deleted and replaced with the following:
Mauritius Subsidiary Risk. General anti-avoidance rules (GAAR) have been enacted in India, the application of which could result in the Subsidiary not being entitled to the benefits of a tax treaty between Mauritius and India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the Subsidiary (and indirectly by the Fund). Further, the governments of India and Mauritius signed a protocol amending the India-Mauritius tax treaty, which will result in the imposition of Indian tax on gains resulting from the alienation of shares in an Indian company if the shares were acquired by the Subsidiary on or after April 1, 2017. Such gains on shares acquired from April 1, 2017 through March 31, 2019 will be taxed at 50% of the applicable Indian tax rate under certain circumstances, for which neither the Fund nor the Subsidiary expect to qualify. In light of the changes in the Mauritius-India tax treaty, the Fund expects, over time, to eliminate its investment in the Subsidiary. As such, the Fund expects to correspondingly increase its direct investments in common shares traded on local exchanges, ADRs and GDRs. Additionally, India has enacted a 10% tax on long-term capital gains resulting from the alienation of Indian shares after March 31, 2018, including such shares held in the Subsidiary, to the extent that such gains are not otherwise exempt or reduced under the Mauritius-India tax treaty. The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Treaty/Tax Risk — The India - Mauritius Tax Treaty. The Fund and the Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius have agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies acquired on or after April 1, 2017, which will result in higher taxes paid indirectly by the Fund and, therefore, lower returns for the Fund and its shareholders. Gains resulting from the alienation of shares acquired prior to April 1, 2017 will continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted general anti-avoidance rules, and a 10% tax on long-term capital gains resulting from the alienation of Indian shares after March 31, 2018, to the extent that such gains are not otherwise exempt or reduced under a tax treaty, which could result in the imposition by India of various additional taxes on Indian securities invested in by the Subsidiary and the Fund.
The rest of the sections remains the same.